Equity - Summary of Balances and Changes in Dividends Payable (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Beginning balance	R$ 327,471	R$ 334,641	R$ 48,525
Provisions	1,867,734	829,857	688,189
Prescribed dividends		(3,369)	(2,048)
Payments	(2,172,132)	(833,658)	(400,025)
Ending balance	R$ 23,073	R$ 327,471	R$ 334,641